Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Fair Value Measurement

14. Fair Value Measurement

The following table summarizes, for assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2022 and 2023:

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In US$ thousands)
As of December 31, 2022:
Wealth management products (1)	$212,195	$—	$212,195	$—
Equity securities with readily determinable market value (2)	239,550	239,550	—	—
Total	$451,745	$239,550	$212,195	$—

As of December 31, 2023:
Wealth management products (1)	$24,535	$—	$24,535	$—
Equity securities with readily determinable market value (2)	118,268	118,268	—	—
Total	$142,803	$118,268	$24,535	$—

(1)        Included in short-term investments on the Group’s consolidated balance sheets.

(2)        Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures short-term investments and equity securities with readily determinable fair values at fair value on a recurring basis. The fair values of the Group’s equity securities with readily determinable fair values are determined based on the quoted market price (Level 1). The fair values of the Group’s short-term investments are determined based on the quoted market price for similar products (Level 2). The fair value of certain wealth management products was determined based on market approach using unobservable inputs including selection of comparable debt securities and lack of marketability discounts. The fair value of these wealth management products was both nil as of December 31, 2022 and 2023, respectively, with US$47.0 million fair value change loss recognized for these wealth management products for the year ended December 31, 2022. The Group recorded US$196.6 million fair value change loss and US$32.1 million fair value change gain for equity securities with readily determinable fair values for the year ended December 31, 2022 and 2023, respectively.

14. Fair Value Measurement (Continued)

Non-recurring

For those equity investments without readily determinable fair value, the Group measures them at market value when observable price changes are identified or impairment charges are recognized. The market values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements. The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized.

Certain privately held investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the investees’ financial performance, assumptions about future growth, and future financing plan, with impairment charges incurred and recorded in earnings for the period then ended. For the years ended December 31, 2021, 2022 and 2023, US$106.8 million, US$63.5 million and US$25.7 million impairment charges were recorded for those equity investments without readily determinable fair values. As of December 31, 2022 and 2023, the carrying value of these impaired investments measured at Level 3 inputs were US$17.8 million and nil, respectively. The fair value of the privately held investments was measured either based on discounted cash flow with unobservable inputs including the discount curve of market interest rates, or based on comparing the operating metrics of public peer companies with the investees.

The Group’s non-financial assets, such as intangible assets, goodwill, fixed assets and operating lease assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group’s policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheets date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit at least annually. The Group recognized no impairment charge of goodwill arising from previous acquisitions for the years ended December 31, 2021, 2022 and 2023, respectively.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, amount due from SINA, accounts payable, accrued and other liabilities approximates fair values because of their short-term nature. The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes and convertible senior notes as Level 2 in the fair value hierarchy. The fair value of unsecured senior notes amounted to US$1,355.6 million and US$1,438.2 million as of December 31, 2022 and 2023, respectively. The fair value of convertible senior notes amounted to US$356.0 million as of December 31, 2023.